DREYFUS MUNICIPAL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

January 9, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Municipal Funds, Inc. (the "Fund") Registration Statement on Form N-14 (File Nos. 811-6377; 333-138965)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the forms of Prospectus/Proxy Statements and Statements of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-14 was filed electronically on January 4, 2007.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Assistant Secretary